Related-Parties Transactions	12 Months Ended
May 31, 2022
Related Party Transactions [Abstract]
Related-Parties Transactions
19.	RELATED-PARTIES TRANSACTIONS
The Group had the following significant balances and transactions with major related parties:

(a)	Amount due from/to related parties:

			Amounts due from related parties, current As of May 31,		Amounts due to related parties, current As of May 31,
	Notes	Relationship	2021	2022	2021	2022
			US$	US$	US$	US$
Metropolis Holding China Limited (“Metropolis”)	(1)	Company controlled by Mr. Yu	914	998	—	27
Beijing Dianshi Jingwei Technololy Co., Ltd (“Dianshi Jingwei”)	(2)	Equity method investee	—	20,181	—	—
Others			3,204	2,066	33	199

Total			4,118	23,245	33	226

			Amounts due from related parties, non-current As of May 31,
	Notes	Relationship	2021	2022
			US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	3,623	2,770
Others			534	595

Total			4,157	3,365

(b)	Transactions:

			Rental expenses For the years ended May 31,
			2020	2021	2022
			US$	US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	9,615	11,653	11,590

			Revenues For the years ended May 31,
			2020	2021	2022
			US$	US$	US$
Beijing Fishpond Software Technology Co., Ltd. (“Fishpond”)		Equity method investee	438	—	—
Others			41	1,114	41

Total			479	1,114	41

			Loans provided to related parties For the years ended May 31,
			2020	2021	2022
			US$	US$	US$
Dianshi Jingwei	(2)	Equity method investee	7,128	—	3,096
Beijing MaxEn International Education Consulting Company Limited (“Beijing MaxEn”)	(3)	Equity method investee	—	10,486	38,130

Total			7,128	10,486	41,226

			Cost For the years ended May 31,
			2020	2021	2022
			US$	US$	US$
Dianshi Jingwei		Equity method investee	—	—	52,380
Beijing Dongfang Heli Investment and Development Ltd (“Dongfang Heli”)		Equity method investee	1,700	1,915	1,415
Others			3,270	175	900

Total			4,970	2,090	54,695

(1)
Starting in April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly-owned by Mr. Yu, the chairman of the Company. As a result, Metropolis became a related party of the Group. As of May 31, 2021 and 2022, the current amounts due from Metropolis were US$914 and US$998, respectively and the non-current
amounts due from Metropolis were US$3,623 and US$2,770, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2021 and 2022, the ROU assets related to the leases rented from Metropolis were US$19,158 and US$7,891, respectively, and the relevant lease liabilities were US$18,965 and US$7,826, respectively.

(2)
In April 2016, the Group sold 51%
of its equity interest in Dianshi Jingwei which became an equity method investee of the Group. As of May 31, 2020, amounts due from Dianshi Jingwei included five outstanding loans provided by the Group with no i
nterest accrued. For the year ended of May 31, 2021, Dianshi Jingwei fully repaid the loan balance. In October 2021, the Group entered into a purchase agreement with Dianshi Jingwei for the purchase of learning devices of which $
52,380
 was further recorded as cost. The remaining balance amounting to
US$20,181
represents prepayment made to Dianshi Jingwei as of May 31, 2022. Subsequent to May 31, 2022, the Company
transferred all
its equity interest
in Dianshi Jingwei to the founder of
Dianshi Jingwei and ceased the business cooperation aforementioned.

(3)
For
the year ended May 31, 2022, the Group provided the loans in aggregate of US$38,130 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2022, the outstanding balance of the loans was US$40,197, which was fully impaired given Beijing MaxEn, was being dissolved.